Satellites and Other Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Oct. 05, 2012	Dec. 31, 2011	Nov. 30, 2012 sqft	Feb. 01, 2013
Property, Plant and Equipment [Line Items]
Construction-in-progress	$ 1,100,000,000	$ 800,000,000
Capitalized interest	70,900,000	44,800,000
Depreciation expense	611,100,000	654,300,000	673,100,000
Insurance proceeds received		487,930,000
Gain On Satellite Insurance Recoveries		9,618,000
Satellites and other property and equipment, net	5,880,264,000	5,805,540,000
Proceed from sale of building			82,415,000
Intelsat Luxembourg [Member] | 11.25% Senior Notes due February 2017 [Member]
Property, Plant and Equipment [Line Items]
Debt amount repurchased, redeemed or prepaid				754,800,000
Solar Array Anomaly (Member)
Property, Plant and Equipment [Line Items]
Insurance proceeds from Partial loss Claim		84,800,000
DISTRICT OF COLUMBIA
Property, Plant and Equipment [Line Items]
Proceed from sale of building					85,000,000
Pre-tax gain on sale of building					12,800,000
VIRGINIA
Property, Plant and Equipment [Line Items]
Area of space leased		212,572					188,000
Term lease agreement	15 years
Recent Satellite Launches [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds received		406,200,000
Gain On Satellite Insurance Recoveries		9,600,000
Satellites and other property and equipment, net								396,600,000
Recent Satellite Launches [Member] | Intelsat Luxembourg [Member] | 11.25% Senior Notes due February 2017 [Member]
Property, Plant and Equipment [Line Items]
Debt amount repurchased, redeemed or prepaid		366,400,000
New Dawn [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds received						$ 118,000,000